INCOME TAX - Components of loss before income taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax and Tax Rate [Line Items]
Loss before income taxes	¥ (893,332)	$ (140,183)	¥ (424,110)	¥ (232,910)
The Cayman Islands
Income Tax and Tax Rate [Line Items]
Loss before income taxes	(453,788)		(173,957)	(27,733)
Hong Kong S.A.R
Income Tax and Tax Rate [Line Items]
Loss before income taxes	19,023		(1,223)	(21)
Japan
Income Tax and Tax Rate [Line Items]
Loss before income taxes	(3,159)		10,169	3,194
The PRC
Income Tax and Tax Rate [Line Items]
Loss before income taxes	¥ (455,408)		¥ (259,099)	¥ (208,350)